Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Income Tax Disclosure [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	4.91%	4.33%	8.70%
Effect of differential tax rate other than tax holiday	0.00%	0.00%	(1.58%)
Effect of tax holiday	(20.82%)	(20.34%)	(21.18%)
Changes in valuation allowance	(0.59%)	(0.09%)	(0.93%)
Effect of dividend withholding tax	3.39%	1.81%
Total provision for income taxes	11.89%	10.71%	10.01%